Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Pension and other post-retirement benefits	Pension and other post-employment benefits
The Company provides defined contribution pension plans to substantially all of its employees. The Company’s contributions for 2020 were $9,672 (2019 - $8,798).
In conjunction with the utility acquisitions, the Company assumes defined benefit pension, SERP and OPEB plans for qualifying employees in the related acquired businesses. The legacy plans are non-contributory defined pension plans covering substantially all employees of the acquired businesses. Benefits are based on each employee’s years of service and compensation. The Company also provides a defined benefit cash balance pension plan covering substantially all its new employees and current employees at its U.S. water utilities, under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. The OPEB plans provide health care and life insurance coverage to eligible retired employees. Eligibility is based on age and length of service requirements and, in most cases, retirees must cover a portion of the cost of their coverage.
10.Pension and other post-employment benefits (continued)
(a)Net pension and OPEB obligation
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2020	2019	2020	2019
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$564,970	$484,707	$219,217	$168,325
Projected benefit obligation assumed from business combination	195,231	20,196	44,950	11,646
Modifications to plans	(191)	(7,705)	—	—
Service cost	15,450	12,351	6,175	4,587
Interest cost	19,281	20,222	7,695	7,575
Actuarial loss	76,618	65,443	34,507	33,605
Contributions from retirees	171	—	2,037	1,913
Medicare Part D	—	—	377	414
Benefits paid	(37,020)	(30,244)	(8,434)	(8,848)
Foreign exchange	403	—	—	—
Projected benefit obligation, end of year	$834,913	$564,970	$306,524	$219,217
Change in plan assets
Fair value of plan assets, beginning of year	407,074	339,099	158,873	115,542
Plan assets acquired in business combination	179,600	8,004	—	15,688
Actual return on plan assets	52,876	68,025	21,219	25,464
Employer contributions	26,099	22,190	2,583	8,628
Contributions from retirees	171	—	1,998	1,913
Medicare Part D subsidy receipts	—	—	377	414
Benefits paid	(37,020)	(30,244)	(8,434)	(8,776)
Foreign exchange	357	—	—	—
Fair value of plan assets, end of year	$629,157	$407,074	$176,616	$158,873
Unfunded status	$(205,756)	$(157,896)	$(129,908)	$(60,344)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets (note 11)	488	—	10,174	8,437
Current liabilities	(1,989)	(1,415)	(2,835)	(1,168)
Non-current liabilities	(204,255)	(156,481)	(137,247)	(67,613)
Net amount recognized	$(205,756)	$(157,896)	$(129,908)	$(60,344)
The accumulated benefit obligation for the pension plans was $1,080,685 and $526,517 as of December 31, 2020 and 2019, respectively.
10.Pension and other post-employment benefits (continued)
(a)Net pension and OPEB obligation (continued)
Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
	2020	2019	2020	2019
Accumulated benefit obligation	$727,981	$504,403	$288,594	$202,422
Fair value of plan assets	$578,143	$407,074	$148,496	$133,711
Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
	2020	2019	2020	2019
Projected benefit obligation	$833,846	$564,971	$288,594	$202,422
Fair value of plan assets	$627,601	$407,074	$148,496	$133,711
In 2019, the Company merged the Empire pension plan into the Company's cash balance plan and defined benefit plans, and changed benefits for certain Empire participants. The total impact of these plan amendments resulted in a decrease to the projected benefit obligation of $7,798, which was recorded as a prior service credit in OCI.
(b)Pension and post-employment actuarial changes

Change in AOCI (before tax)	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service gains
Balance, January 1, 2019	$34,257	$(6,221)	$(13,888)	$(208)
Additions to AOCI	17,905	(7,705)	14,871	—
Amortization in current period	(3,530)	784	409	208
Reclassification to regulatory accounts	(10,122)	6,962	(10,538)	—
Balance, December 31, 2019	$38,510	$(6,180)	$(9,146)	$—
Additions to AOCI	50,026	(191)	22,036	—
Amortization in current period	(5,430)	1,609	(509)	—
Reclassification to regulatory accounts	(25,875)	(544)	(16,680)	—
Balance, December 31, 2020	$57,231	$(5,306)	$(4,299)	$—
The movements in AOCI for Empire's and St. Lawrence Gas' pension and OPEB plans are reclassified to regulatory accounts since it is probable the unfunded amount of these plans will be afforded rate recovery (note 7(b)).
10.Pension and other post-employment benefits (continued)
(c)Assumptions
Weighted average assumptions used to determine net benefit obligation for 2020 and 2019 were as follows:

	Pension benefits		OPEB
	2020	2019	2020	2019
Discount rate	2.49%	3.19%	2.58%	3.29%
Interest crediting rate (for cash balance plans)	4.15%	4.48%	N/A	N/A
Rate of compensation increase	4.00%	4.00%	N/A	N/A
Health care cost trend rate
Before age 65			6.00%	6.125%
Age 65 and after			6.00%	6.125%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2031	2031
The mortality assumption for December 31, 2020 uses the Pri-2012 mortality table and the projected generationally scale MP-2020, adjusted to reflect the ultimate improvement rates in the 2020 Social Security Administration intermediate assumptions for plans in the United States. The mortality assumption for the Bermuda plan as of December 31, 2020 uses the 2014 Canadian Pensioners' Mortality Table combined with mortality improvement scale CPM-B.
In selecting an assumed discount rate, the Company uses a modeling process that involves selecting a portfolio of high-quality corporate debt issuances (AA- or better) whose cash flows (via coupons or maturities) match the timing and amount of the Company’s expected future benefit payments. The Company considers the results of this modeling process, as well as overall rates of return on high-quality corporate bonds and changes in such rates over time, to determine its assumed discount rate.
The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations.
Weighted average assumptions used to determine net benefit cost for 2020 and 2019 were as follows:

	Pension benefits		OPEB
	2020	2019	2020	2019
Discount rate	3.19%	4.19%	3.29%	4.25%
Expected return on assets	6.85%	6.87%	5.57%	6.51%
Rate of compensation increase	3.96%	4.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.125%	6.25%
Age 65 and after			6.125%	6.25%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2031	2031
10.Pension and other post-employment benefits (continued)
(d)Benefit costs
The following table lists the components of net benefit cost for the pension and OPEB plans. Service cost is recorded as part of operating expenses and non-service costs are recorded as part of other net losses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2020	2019	2020	2019
Service cost	$15,450	$12,351	$6,175	$4,587
Non-service costs
Interest cost	19,281	20,222	7,695	7,575
Expected return on plan assets	(26,285)	(20,485)	(8,748)	(6,725)
Amortization of net actuarial loss (gain)	5,430	3,530	509	(409)
Amortization of prior service credits	(1,609)	(784)	—	(208)
Amortization of regulatory accounts	16,272	12,082	1,527	2,534
	$13,089	$14,565	$983	$2,767
Net benefit cost	$28,539	$26,916	$7,158	$7,354
(e)Plan assets
The Company’s investment strategy for its pension and post-employment plan assets is to maintain a diversified portfolio of assets with the primary goal of meeting long-term cash requirements as they become due.
The Company’s target asset allocation is as follows:

Asset class	Target (%)	Range (%)
Equity securities	47%	30% -100%
Debt securities	43%	20% - 60%
Other	10%	0% - 20%
	100%
The fair values of investments as of December 31, 2020, by asset category, are as follows:

Asset class	2020	Percentage
Equity securities	$479,506	59%
Debt securities	255,975	32%
Other	70,292	9%
	$805,773	100%
As of December 31, 2020, the funds do not hold any material investments in AQN.
10.Pension and other post-employment benefits (continued)
(e)Plan assets (continued)
All investments as of December 31, 2020 were valued using level 1 inputs except for $7,745 of institutional private equity investments using level 3 fair value measurement. These private equity funds invest in the private equity secondary market and in the credit markets. These funds are not traded in the open market, and are valued based on the underlying securities within the funds. The underlying securities are valued at fair value by the fund managers by using securities exchange quotations, pricing services, obtaining broker-dealer quotations, reflecting valuations provided in the most recent financial reports, or at a good faith estimate using fair market value principles.
The following table summarizes the changes fair value of these level 3 assets as of December 31:

Level 3
Balance, January 1, 2020	$—
Contributions into funds	6,726
Unrealized gains	1,188
Distributions	(169)
Balance, December 31, 2020	$7,745
(f)Cash flows
The Company expects to contribute $28,104 to its pension plans and $11,398 to its post-employment benefit plans in 2021.
The expected benefit payments over the next ten years are as follows:

	2021	2022	2023	2024	2025	2026—2030
Pension plan	$46,858	$44,993	$46,358	$47,028	$48,197	$241,151
OPEB	10,414	11,033	11,601	12,165	12,687	68,826